Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                            Washington, D.C. 20005

                                                    March 4, 2003

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Alliance Institutional Funds, Inc.
                    (File Nos.  333-37177 and 811-08403)

Dear Sir or Madam:

          On behalf of Alliance Institutional Funds, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 25, 2003.

                                                Sincerely,


                                             /s/ Jennifer M. Reik
                                             --------------------
                                                 Jennifer M. Reik

00250.0157 #388977